Supplementary Cash Flow Information - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplementary Cash Flow Information [Line Items]
Accounts Receivable and Accrued Revenues	$ 838	$ (953)	$ 77
Income Tax Receivable	(58)	(1)	(12)
Inventories	(143)	(1,646)	450
Accounts Payable and Accrued Liabilities	(524)	1,645	(338)
Income Tax Payable	1,000	87	(17)
Total Change in Non-Cash Working Capital	1,113	(868)	160
Net Change in Non-Cash Working Capital – Operating Activities	575	(1,227)	198
Net Change in Non-Cash Working Capital – Investing Activities	538	359	(38)
Interest Paid	647	811	381
Interest Received	78	24	5
Income Taxes Paid	$ 723	$ 209	$ 18